Expense Example	Jul. 29, 2025 USD ($)
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,552
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	4,510
Expense Example, with Redemption, 5 Years	7,216
Expense Example, with Redemption, 10 Years	10,248
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	$ 2,767